Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,849
Interest expense	(203)	€ (176)	€ (188)
Section 420 Transfer	0	0
Net defined benefit liability (asset) at end of period	4,433	4,849
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	20,723	20,914
Interest expense	913	918
Administrative expenses and interest on asset ceiling	(26)	(23)
Settlements	0	(183)
Total	887	712
Return on plan assets, excluding amounts included in interest income	48	(482)
Total	48	(482)
Translation differences	(1,985)	1,072
Employers	55	55
Plan participants	82	80
Benefits paid	(1,571)	(1,628)
Acquisitions through business combinations	73	0
Other	3	0
Total	(3,343)	(421)
Net defined benefit liability (asset) at end of period	18,315	20,723	20,914
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(15,789)	(16,868)
Interest expense	(683)	(718)
Settlements	0	178
Total	(850)	(693)
Total	(70)	884
Translation differences	1,450	(783)
Plan participants	(82)	(80)
Benefits paid	1,643	1,721
Acquisitions through business combinations	(84)	0
Other	(11)	30
Total	2,916	888
Net defined benefit liability (asset) at end of period	(13,793)	(15,789)	(16,868)
United States, Pension
Net defined benefit
Net defined benefit liability (asset) at beginning of period	5,500
Net defined benefit liability (asset) at end of period	4,777	5,500
United States, Pension | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	16,188	16,285
Interest expense	743	755
Administrative expenses and interest on asset ceiling	(21)	(18)
Settlements	0	0
Total	722	737
Return on plan assets, excluding amounts included in interest income	(65)	(576)
Total	(65)	(576)
Translation differences	(1,859)	990
Employers	25	27
Plan participants	0	0
Benefits paid	(1,228)	(1,237)
Acquisitions through business combinations	0	0
Section 420 Transfer	(35)	(38)
Other	0	0
Total	(3,097)	(258)
Net defined benefit liability (asset) at end of period	13,748	16,188	16,285
United States, Pension | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(10,688)	(11,325)
Interest expense	(483)	(509)
Settlements	0	0
Total	(569)	(607)
Total	(169)	671
Translation differences	1,227	(664)
Plan participants	0	0
Benefits paid	1,228	1,237
Acquisitions through business combinations	0	0
Other	0	0
Total	2,455	573
Net defined benefit liability (asset) at end of period	(8,971)	(10,688)	(11,325)
United States, OPEB
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(692)
Net defined benefit liability (asset) at end of period	(628)	(692)
United States, OPEB | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	701	675
Interest expense	32	30
Administrative expenses and interest on asset ceiling	0	0
Settlements	0	0
Total	32	30
Return on plan assets, excluding amounts included in interest income	28	50
Total	28	50
Translation differences	(79)	41
Employers	4	3
Plan participants	78	76
Benefits paid	(200)	(212)
Acquisitions through business combinations	0	0
Section 420 Transfer	35	38
Other	1	0
Total	(161)	(54)
Net defined benefit liability (asset) at end of period	600	701	675
United States, OPEB | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,393)	(1,471)
Interest expense	(66)	(67)
Settlements	0	0
Total	(66)	(67)
Total	(41)	106
Translation differences	161	(87)
Plan participants	(78)	(76)
Benefits paid	200	212
Acquisitions through business combinations	0	0
Other	(11)	(10)
Total	272	39
Net defined benefit liability (asset) at end of period	(1,228)	(1,393)	(1,471)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	41
Net defined benefit liability (asset) at end of period	284	41
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,834	3,954
Interest expense	138	133
Administrative expenses and interest on asset ceiling	(5)	(5)
Settlements	0	(183)
Total	133	(55)
Return on plan assets, excluding amounts included in interest income	85	44
Total	85	44
Translation differences	(47)	41
Employers	26	25
Plan participants	4	4
Benefits paid	(143)	(179)
Acquisitions through business combinations	73	0
Section 420 Transfer	0	0
Other	2	0
Total	(85)	(109)
Net defined benefit liability (asset) at end of period	3,967	3,834	3,954
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(3,708)	(4,072)
Interest expense	(134)	(142)
Settlements	0	178
Total	(215)	(19)
Total	140	107
Translation differences	62	(32)
Plan participants	(4)	(4)
Benefits paid	215	272
Acquisitions through business combinations	(84)	0
Other	0	40
Total	189	276
Net defined benefit liability (asset) at end of period	(3,594)	(3,708)	€ (4,072)
United Kingdom
Net defined benefit
Net defined benefit liability (asset) at beginning of period	207
Net defined benefit liability (asset) at end of period	203	207
United Kingdom | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	736
Net defined benefit liability (asset) at end of period	697	736
United Kingdom | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(529)
Settlements	178	178
Net defined benefit liability (asset) at end of period	€ (494)	€ (529)